Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.4%
Education — 5.8%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$428,985
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	407,105
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	544,222
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	680,204
Northampton County, PA, General Purpose Authority, College Revenue, Lafayette College, Refunding	5.000%	11/1/47	1,000,000	1,023,936
Pennsylvania State Higher EFA Revenue, Widener University, Series A, Refunding	4.000%	7/15/46	2,300,000	1,917,673
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	400,985
Total Education				5,403,110
Health Care — 23.2%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	501,031
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	591,918
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	521,101
St. Luke’s University Health Network	4.000%	8/15/34	785,000	773,911
St. Luke’s University Health Network	4.000%	8/15/35	500,000	492,274
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	280,000	281,042
Diakon Lutheran Social Ministries, Series A, Refunding	5.000%	1/1/39	285,000	290,747
Penn State Health	4.000%	11/1/36	1,200,000	1,194,921
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	2,861,225
Penn State Health, Series 2021	5.000%	11/1/46	1,250,000	1,295,783
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,021,798
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, Refunding	5.000%	7/1/41	1,000,000	1,008,516
Montgomery County, PA, IDA, Retirement Communities Revenue:
Acts Retirement-Life Communities, Series A	5.250%	11/15/53	1,315,000	1,363,144
Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,028,498
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	250,000	261,967
University of Pittsburgh Medical Centre, Series A	4.000%	5/15/53	2,000,000	1,858,607
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	2,500,000	2,537,716 (a)
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	1,753,387
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	1,870,177
Total Health Care				21,507,763
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — 1.7%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	$1,000,000	$1,053,895
Pennsylvania State Economic Development Financing Authority Revenue, Exempt Facilities Revenue, PPL Energy Supply Project, Refunding	5.250%	6/1/27	500,000	505,213 (b)(c)
Total Industrial Revenue				1,559,108
Leasing — 7.3%
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	1,400,000	1,520,188 (d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	300,000	311,858 (d)
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,111,377
Philadelphia, PA, Energy Authority City Service Agreement Revenue:
Philadelphia Street Lighting Project, Series A	5.000%	11/1/42	1,000,000	1,079,827
Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	700,000	753,485
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	257,198
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	770,896
Total Leasing				6,804,829
Local General Obligation — 7.4%
Armstrong, PA, SD, GO:
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/36	1,075,000	1,091,353
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/37	1,000,000	1,009,845
North Allegheny, PA, SD, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	997,800
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,583,079
Wilkes-Barre Area SD, PA, GO, BAM, State Aid Withholding, Refunding	4.000%	4/15/49	2,250,000	2,179,525
Total Local General Obligation				6,861,602
Power — 4.8%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,264,555
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,542,427
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	450,000	212,625 *(e)
Series A	5.050%	7/1/42	70,000	33,075 *(e)
Series XX	5.250%	7/1/40	735,000	347,288 *(e)
Series ZZ, Refunding	—	7/1/18	150,000	70,500 *(f)
Total Power				4,470,470
Special Tax Obligation — 4.0%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	150,000	150,625
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,067,670
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	178,432
CAB, Restructured, Series A-1	0.000%	7/1/46	1,140,000	368,649
Restructured, Series A-1	4.550%	7/1/40	50,000	50,241
Restructured, Series A-1	4.750%	7/1/53	415,000	410,872
Restructured, Series A-1	5.000%	7/1/58	185,000	185,040
Restructured, Series A-2	4.329%	7/1/40	330,000	326,693
Total Special Tax Obligation				3,738,222
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — 0.8%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	$1,524	$1,524
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,086
Restructured, Series A-1	5.375%	7/1/25	10,466	10,557
Restructured, Series A-1	5.625%	7/1/27	10,372	10,830
Restructured, Series A-1	5.625%	7/1/29	10,203	10,957
Restructured, Series A-1	5.750%	7/1/31	9,910	11,024
Restructured, Series A-1	4.000%	7/1/33	9,398	9,433
Restructured, Series A-1	4.000%	7/1/35	178,447	175,638
Restructured, Series A-1	4.000%	7/1/37	425,000	410,348
Restructured, Series A-1	4.000%	7/1/41	74,857	70,020
Restructured, Series A-1	4.000%	7/1/46	10,251	9,313
Subseries CW	0.000%	11/1/43	41,550	25,501 (c)
Total State General Obligation				753,231
Transportation — 24.6%
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,067,225
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,145,275
Series A-2, Refunding	5.000%	12/1/48	2,000,000	2,080,768
Series B	5.000%	12/1/45	3,500,000	3,751,795
Series B, Refunding	5.250%	12/1/52	1,000,000	1,087,993
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,286,237
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,327,031 (d)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,039,700 (d)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/34	1,000,000	1,042,170
Parking System Revenue	5.000%	12/15/36	1,000,000	1,042,159
Total Transportation				22,870,353
Water & Sewer — 18.8%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	750,000	742,747
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,562,098
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	900,000	883,671
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	781,102
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	3,486,051
Series A, Refunding	5.000%	11/1/45	1,000,000	1,067,933
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	506,709 (g)
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Westmoreland County, PA, Municipal Authority Revenue:
BAM, Refunding	5.000%	8/15/42	$1,500,000	$1,514,589
CAB, Series B, AGM	0.000%	8/15/30	8,830,000	6,920,121
Total Water & Sewer				17,465,021

Total Investments before Short-Term Investments (Cost — $94,760,349)				91,433,709
Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
Leasing — 0.8%
Philadelphia, PA, Authority for IDR, Series B-2, Refunding, LOC - TD Bank N.A. (Cost — $700,000)	3.900%	10/1/30	700,000	700,000 (h)(i)
Total Investments — 99.2% (Cost — $95,460,349)				92,133,709
Other Assets in Excess of Liabilities — 0.8%				749,481
Total Net Assets — 100.0%				$92,883,190

*	Non-income producing security.
(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of June 30, 2024.
(f)	The maturity principal is currently in default as of June 30, 2024.
(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EFA	—	Educational Facilities Authority
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
SD	—	School District
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	23	9/24	$2,854,860	$2,882,906	$28,046
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

 Western Asset Pennsylvania Municipals Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$91,433,709	—	$91,433,709
Short-Term Investments†	—	700,000	—	700,000
Total Investments	—	$92,133,709	—	$92,133,709
Other Financial Instruments:
Futures Contracts††	$28,046	—	—	$28,046
Total	$28,046	$92,133,709	—	$92,161,755

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report